SIGNIFICANT ACCOUNTING POLICIES (Details 4) - Trade Receivables [Member] - Credit Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Customer A [Member]
Concentration Risk [Line Items]
Concentration of credit risk		[1]	27.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration of credit risk		[1]	13.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk	0.00%		13.00%	[1]
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk	0.00%		11.00%	[1]

[1]	Less than 10%